Leases, Information on Lease Liabilitie (Details) - MXN ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Information on leases [Abstract]
Short-term	$ 22,419	$ 67,143
Long-term	60,183	100,436
Warehouse [Member] | Payable in Mexican Pesos [Member]
Information on leases [Abstract]
Short-term	18,636	62,390
Long-term	15,545	48,326
Cranes [Member] | Payable in Mexican Pesos [Member]
Information on leases [Abstract]
Short-term		681
Long-term		0
Courtyards [Member] | Payable in Mexican Pesos [Member]
Information on leases [Abstract]
Short-term	3,783	2,463
Long-term	$ 44,638	52,110
Dock [Member] | Payable in Mexican Pesos [Member]
Information on leases [Abstract]
Short-term		1,609
Long-term		$ 0